Subsequent Events (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Subsequent Event [Line Items]
Trust extension funding	$ 137,406	$ 0	$ 1,300,000